Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2020 and December 31, 2019:

	2020	2019
Land and buildings	$33,651	$33,791
Furniture, fixtures and equipment	7,105	8,447

	40,756	42,238
Less accumulated depreciation	15,126	17,566

Total	$25,630	$24,672

Summary Of Lease Costs	Lease costs were as follows:

	December 31, 2020	December 31, 2019
(in thousands)
Operating lease cost	$473	$370
Short-term lease cost	23	23
Variable lease cost	—	—

	$496	$393

Maturity analysis of operating lease liabilities
A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2020

Lease payments due:
Within one year	$2,177
After one year but within two years	139
After two years but within three years	2
After three year but within four years	—
After four years but within five years	—
After five years	—

Total undiscounted cash flows	2,318
Discount on cash flows	21

Total lease liability	$2,339